T. ROWE PRICE BLUE CHIP GROWTH FUND

March 31, 2019	(Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 100.0%
COMMUNICATION SERVICES 15.7%

Entertainment 2.1%
Activision Blizzard	94,900	4,321
Electronic Arts (1)	3,235,200	328,793
Netflix (1)	2,699,400	962,498
		1,295,612
Interactive Media & Services 13.6%
Alphabet, Class A (1)	786,068	925,116
Alphabet, Class C (1)	2,223,832	2,609,244
Facebook, Class A (1)	17,979,700	2,997,036
IAC/InterActiveCorp (1)	1,240,900	260,726
Tencent Holdings (HKD)	30,393,200	1,397,716
		8,189,838
Total Communication Services		9,485,450
CONSUMER DISCRETIONARY 21.3%

Auto Components 0.7%
Aptiv	5,068,600	402,903
		402,903
Automobiles 0.3%
Ferrari (2)	522,400	69,897
Tesla (1)(2)	332,053	92,929
		162,826
Hotels, Restaurants & Leisure 3.0%
Domino's Pizza	122,500	31,617
Hilton Worldwide Holdings	3,363,973	279,580
Marriott International, Class A	2,811,700	351,716
McDonald's	1,317,400	250,174
Norwegian Cruise Line Holdings (1)	2,039,700	112,102
Restaurant Brands International	3,068,790	199,809
Royal Caribbean Cruises	2,623,600	300,717
Wynn Resorts	480,719	57,359
)LUVW 3DJH )RRWHU

T. ROWE PRICE BLUE CHIP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Yum! Brands	2,514,600	250,982
		1,834,056
Internet & Direct Marketing Retail 15.4%
Alibaba Group Holding, ADR (1)	11,514,780	2,100,872
Amazon.com (1)	3,312,100	5,898,022
Booking Holdings (1)	686,000	1,197,008
Ctrip.com International, ADR (1)	1,933,440	84,472
		9,280,374
Multiline Retail 0.9%
Dollar General	4,460,100	532,090
		532,090
Specialty Retail 0.9%
Ross Stores	5,255,386	489,276
Ulta Beauty (1)	215,000	74,977
		564,253
Textiles, Apparel & Luxury Goods 0.1%
V. F.	810,500	70,441
		70,441
Total Consumer Discretionary		12,846,943
CONSUMER STAPLES 0.2%
Beverages 0.0%
Constellation Brands, Class A	36,000	6,312
		6,312
Tobacco 0.2%
Philip Morris International	1,324,500	117,072
		117,072
Total Consumer Staples		123,384
FINANCIALS 4.9%
Banks 0.1%
Citigroup	686,900	42,739
		42,739

T. ROWE PRICE BLUE CHIP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

Capital Markets 3.5%
Ameriprise Financial	20,000	2,562
Charles Schwab	9,260,000	395,958
Goldman Sachs Group	68,600	13,170
Intercontinental Exchange	5,214,700	397,047
Moody's	68,700	12,441
Morgan Stanley	6,024,500	254,234
Raymond James Financial	681,943	54,835
S&P Global	986,800	207,771
TD Ameritrade Holding	15,502,798	774,985
		2,113,003
Insurance 1.3%
American International Group	1,543,900	66,480
Chubb	522,900	73,248
Marsh & McLennan	1,309,200	122,934
Progressive	968,700	69,833
Willis Towers Watson	2,807,100	493,067
		825,562
Total Financials		2,981,304
HEALTH CARE 19.6%

Biotechnology 2.4%
Alexion Pharmaceuticals (1)	2,982,536	403,179
Celgene (1)	37,400	3,528
Regeneron Pharmaceuticals (1)	204,000	83,767
Vertex Pharmaceuticals (1)	5,248,400	965,443
		1,455,917
Health Care Equipment & Supplies 7.3%
Abbott Laboratories	2,134,300	170,616
Becton Dickinson & Company	4,558,017	1,138,274
Boston Scientific (1)	122,900	4,717
Danaher	5,525,591	729,488
Intuitive Surgical (1)	1,844,819	1,052,617
Stryker	6,516,200	1,287,080
		4,382,792

T. ROWE PRICE BLUE CHIP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

Health Care Providers & Services 7.3%
Anthem	3,168,800	909,382
Centene (1)	5,038,076	267,522
Cigna	5,267,674	847,147
HCA Healthcare	968,200	126,234
Humana	1,231,500	327,579
UnitedHealth Group	6,510,400	1,609,762
WellCare Health Plans (1)	1,112,459	300,086
		4,387,712
Life Sciences Tools & Services 1.3%
Agilent Technologies	871,100	70,019
Illumina (1)	21,029	6,533
Thermo Fisher Scientific	2,695,407	737,787
		814,339
Pharmaceuticals 1.3%
Elanco Animal Health (1)	3,199,132	102,596
Eli Lilly	4,107,111	532,939
Merck	116,400	9,681
Pfizer	1,962,400	83,343
Zoetis	717,000	72,180
		800,739
Total Health Care		11,841,499
INDUSTRIALS & BUSINESS SERVICES 8.7%
Aerospace & Defense 4.8%
Boeing	5,762,200	2,197,818
Harris (2)	1,778,100	283,980
Northrop Grumman	1,638,100	441,632
		2,923,430
Airlines 0.5%
American Airlines Group (2)	158,519	5,035
Delta Air Lines	1,317,000	68,023
United Continental Holdings (1)	2,777,100	221,557
		294,615

T. ROWE PRICE BLUE CHIP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Commercial Services & Supplies 0.1%
Cintas	272,000	54,974
		54,974
Industrial Conglomerates 1.6%
Honeywell International	2,432,200	386,525
Roper Technologies	1,630,400	557,548
		944,073
Machinery 0.5%
Fortive	3,128,150	262,421
Xylem	621,400	49,115
		311,536
Professional Services 0.1%
CoStar Group (1)	102,300	47,715
IHS Markit (1)	322,906	17,559
		65,274
Road & Rail 1.1%
Canadian Pacific Railway	1,047,600	215,837
CSX	3,273,900	244,953
JB Hunt Transport Services	64,800	6,564
Kansas City Southern	115,200	13,361
Norfolk Southern	224,800	42,013
Union Pacific	801,600	134,027
		656,755
Total Industrials & Business Services		5,250,657
INFORMATION TECHNOLOGY 28.8%
Communications Equipment 0.1%
Motorola Solutions	311,700	43,769
		43,769
Electronic Equipment, Instruments & Components 0.0%
Corning	165,000	5,461
		5,461

T. ROWE PRICE BLUE CHIP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

IT Services 12.4%
ANT International, Class C Acquisition Date: 6/7/18,
Cost $104,886 (1)(3)(4)	18,696,173	104,886
Automatic Data Processing	459,800	73,449
Fidelity National Information Services	3,596,500	406,764
Fiserv (1)(2)	6,912,800	610,262
FleetCor Technologies (1)	702,400	173,205
Global Payments	5,903,700	805,973
Mastercard, Class A	7,566,900	1,781,627
PayPal Holdings (1)	10,330,800	1,072,750
Visa, Class A	13,339,000	2,083,418
Worldpay, Class A (1)	3,284,575	372,799
		7,485,133
Semiconductors & Semiconductor Equipment 2.1%
Analog Devices	386,700	40,708
Broadcom	537,950	161,767
KLA-Tencor	296,800	35,441
Lam Research	88,800	15,896
Maxim Integrated Products	4,314,300	229,391
Microchip Technology (2)	357,500	29,658
NVIDIA	1,653,100	296,831
Texas Instruments	2,853,500	302,671
Xilinx	1,134,200	143,805
		1,256,168
Software 14.0%
Intuit	4,396,845	1,149,379
Microsoft	28,378,900	3,347,008
Salesforce.com (1)	7,342,515	1,162,834
ServiceNow (1)	4,617,000	1,138,044
Splunk (1)(2)	3,534,887	440,447
VMware, Class A	2,672,200	482,359
Workday, Class A (1)	3,784,700	729,879
		8,449,950

T. ROWE PRICE BLUE CHIP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Technology Hardware, Storage & Peripherals 0.2%
Apple	618,700	117,522
		117,522
Total Information Technology		17,358,003
MATERIALS 0.5%
Chemicals 0.4%
Air Products & Chemicals	462,600	88,338
Sherwin-Williams	284,350	122,473
		210,811
Containers & Packaging 0.1%
Ball	1,156,900	66,938
		66,938
Total Materials		277,749
REAL ESTATE 0.0%
Equity Real Estate Investment Trusts 0.0%
American Tower, REIT	79,700	15,706
Total Real Estate		15,706
UTILITIES 0.3%
Electric Utilities 0.0%
NextEra Energy	28,100	5,432
		5,432
Multi-Utilities 0.3%
Sempra Energy (2)	1,437,529	180,928
		180,928
Total Utilities		186,360
Total Common Stocks (Cost $32,786,704)		60,367,055

SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 2.49% (5)(6)	13,037,777	13,038
Total Short-Term Investments (Cost $13,038)		13,038

T. ROWE PRICE BLUE CHIP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.3%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 0.3%
Short-Term Funds 0.3%
T. Rowe Price Short-Term Fund, 2.60% (5)(6)	18,066,927	180,669
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		180,669
Total Securities Lending Collateral (Cost $180,669)		180,669

Total Investments in Securities 100.3%
(Cost $32,980,411)		$60,560,762
Other Assets Less Liabilities (0.3)%		(190,983)
Net Assets 100.0%		$60,369,779

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2019.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $104,886 and represents 0.2% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE BLUE CHIP GROWTH FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$424
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$424+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	3/31/19
T. Rowe Price Government
Reserve Fund	$226,447		¤	¤ $	13,038
T. Rowe Price Short-Term
Fund	607,463		¤	¤	180,669
					$193,707^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $424 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $193,707.

The accompanying notes are an integral part of this Portfolio of Investments.

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T. ROWE PRICE BLUE CHIP GROWTH FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Blue Chip Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE BLUE CHIP GROWTH FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also

T. ROWE PRICE BLUE CHIP GROWTH FUND

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2019, totaled $0 for the period ended March 31, 2019.

($000 s)

	Beginning Balance		Gain (Loss) During	Ending Balance
	1/1/19		Period	3/31/19
Investment in Securities
Common Stocks	$104,886	$	— $	104,886